UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset High Yield Fund
Class A [WAYAX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$100	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class A shares of Western Asset High Yield Fund returned 8.49%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 7.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Opportunistic allocation to collateralized loan obligations
↑	Issue selection within the consumer cyclicals sector
↑	Issue selection within the technology sector

Top detractors from performance:
↓	Overweight to technology
↓	Overweight to transportation
↓	Issue selection within the real estate investment trust (REIT) sector
Western Asset High Yield Fund	PAGE 1	7824-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class A	8.49	3.63	5.35
Class A (with sales charge)	4.42	2.74	4.89
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	7.57	4.39	5.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022,  reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$221,038,066
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	399
Total Management Fee Paid	$1,170,145
Portfolio Turnover Rate	64%
Western Asset High Yield Fund	PAGE 2	7824-ATSR-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset High Yield Fund	PAGE 3	7824-ATSR-0726

Western Asset High Yield Fund
Class C [WAYCX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$176	1.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class C shares of Western Asset High Yield Fund returned 7.55%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 7.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Opportunistic allocation to collateralized loan obligations
↑	Issue selection within the consumer cyclicals sector
↑	Issue selection within the technology sector

Top detractors from performance:
↓	Overweight to technology
↓	Overweight to transportation
↓	Issue selection within the real estate investment trust (REIT) sector
Western Asset High Yield Fund	PAGE 1	7823-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class C	7.55	2.83	4.54
Class C (with sales charge)	6.55	2.83	4.54
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	7.57	4.39	5.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$221,038,066
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	399
Total Management Fee Paid	$1,170,145
Portfolio Turnover Rate	64%
Western Asset High Yield Fund	PAGE 2	7823-ATSR-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset High Yield Fund	PAGE 3	7823-ATSR-0726

Western Asset High Yield Fund
Class R [WAYRX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$135	1.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class R shares of Western Asset High Yield Fund returned 8.14%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 7.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Opportunistic allocation to collateralized loan obligations
↑	Issue selection within the consumer cyclicals sector
↑	Issue selection within the technology sector

Top detractors from performance:
↓	Overweight to technology
↓	Overweight to transportation
↓	Issue selection within the real estate investment trust (REIT) sector
Western Asset High Yield Fund	PAGE 1	7822-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class R	8.14	3.28	5.01
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	7.57	4.39	5.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$221,038,066
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	399
Total Management Fee Paid	$1,170,145
Portfolio Turnover Rate	64%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset High Yield Fund	PAGE 2	7822-ATSR-0726

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset High Yield Fund	PAGE 3	7822-ATSR-0726

Western Asset High Yield Fund
Class I [WAHYX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$78	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class I shares of Western Asset High Yield Fund returned 8.73%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 7.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Opportunistic allocation to collateralized loan obligations
↑	Issue selection within the consumer cyclicals sector
↑	Issue selection within the technology sector

Top detractors from performance:
↓	Overweight to technology
↓	Overweight to transportation
↓	Issue selection within the real estate investment trust (REIT) sector
Western Asset High Yield Fund	PAGE 1	7258-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class I	8.73	3.86	5.60
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	7.57	4.39	5.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$221,038,066
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	399
Total Management Fee Paid	$1,170,145
Portfolio Turnover Rate	64%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset High Yield Fund	PAGE 2	7258-ATSR-0726

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset High Yield Fund	PAGE 3	7258-ATSR-0726

Western Asset High Yield Fund
Class IS [WAHSX]	Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$68	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class IS shares of Western Asset High Yield Fund returned 8.66%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 7.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Opportunistic allocation to collateralized loan obligations
↑	Issue selection within the consumer cyclicals sector
↑	Issue selection within the technology sector

Top detractors from performance:
↓	Overweight to technology
↓	Overweight to transportation
↓	Issue selection within the real estate investment trust (REIT) sector
Western Asset High Yield Fund	PAGE 1	7227-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class IS	8.66	3.94	5.68
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	7.57	4.39	5.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$221,038,066
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	399
Total Management Fee Paid	$1,170,145
Portfolio Turnover Rate	64%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset High Yield Fund	PAGE 2	7227-ATSR-0726

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset High Yield Fund	PAGE 3	7227-ATSR-0726

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2025 and May 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $180,857 in May 31, 2025 and $182,666 in May 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2025 and $0 in May 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in May 31, 2025 and $30,000 in May 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2025 and $0 in May 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in May 31, 2025 and $344,935 in May 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
High Yield Fund
Financial Statements and Other Important Information
Annual  | May 31, 2026

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franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
May 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 80.4%
Communication Services — 12.8%
Diversified Telecommunication Services — 2.5%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	340,000	$248,420 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,400,000	1,015,682 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	382,000	372,883 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	168,255	171,202 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	625,000	608,949 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	579,269	566,225 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	319,000	307,329 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	1,030,000	1,114,641 (a)
Level 3 Financing Inc., Senior Notes	7.500%	2/15/37	110,000	113,480 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	250,000	257,770 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	830,000	872,616 (a)
Total Diversified Telecommunication Services				5,649,197
Entertainment — 1.6%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	526,500 (a)
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	1,810,000	1,328,088
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	320,000	218,800
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	700,000	692,426 (a)
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	140,000	148,035 (a)
OAK-Eagle Acquireco Inc., Senior Secured Notes	7.250%	7/1/33	280,000	292,164 (a)
Pioneer Opco LLC, Senior Secured Notes	7.000%	5/15/33	240,000	245,484 (a)
Total Entertainment				3,451,497
Media — 7.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	490,000	437,189 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	4,140,000	3,462,311 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	400,000	390,871 (a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	660,000	407,441
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	490,000	506,936 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	440,000	460,737 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	1,090,000	$1,119,756 (a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,187,000	1,182,082
DISH DBS Corp., Senior Notes	5.125%	6/1/29	180,000	163,063
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,080,000	1,060,732 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	750,000	773,209 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,325,000	1,440,785
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	459,036	469,449 (b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	70,000	60,375 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	370,000	327,233 (a)
Mcclatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	1,964,936	2,267,046 (a)(b)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	620,000	625,380 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	430,000	447,002 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	320,000	308,014 (a)
Total Media				15,909,611
Wireless Telecommunication Services — 1.5%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,770,000	1,119,096 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	490,000	288,339 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,270,000	721,798 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	970,000	232,800 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.250%	1/31/31	200,000	167,371 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	430,000	363,454 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	6.750%	1/15/33	490,000	431,574 (a)
Total Wireless Telecommunication Services				3,324,432

Total Communication Services				28,334,737
Consumer Discretionary — 13.6%
Automobile Components — 2.5%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	1,350,000	1,354,632 (a)
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	110,000	110,480 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	570,000	589,545 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.375%	4/15/34	560,000	$560,256 (a)
Dexko Global Inc., Senior Notes	7.500%	4/15/32	257,500	222,851 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	510,000	534,820 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	740,000	761,891 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	570,000	576,141 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	890,000	875,793 (a)
Total Automobile Components				5,586,409
Automobiles — 1.6%
Ford Motor Co., Senior Notes	3.250%	2/12/32	650,000	576,974
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	590,000	552,994 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,810,000	2,502,824 (a)
Total Automobiles				3,632,792
Diversified Consumer Services — 0.2%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	360,000	344,716 (a)
Hotels, Restaurants & Leisure — 5.6%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., Senior Secured Notes	5.750%	1/15/33	260,000	252,573 (a)
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	1,640,000	1,662,407 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,200,000	1,176,000 (a)
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	320,000	325,288 (a)
Light & Wonder International Inc., Senior Notes	6.250%	10/1/33	590,000	583,784 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	6.416%	7/16/35	1,232,000 GBP	1,540,924 (c)(d)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	550,000	566,961 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	550,000	543,499 (a)
MGM China Holdings Ltd., Senior Notes	6.250%	5/15/33	610,000	612,659 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	1,140,000	1,093,850 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	770,000	776,717 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	190,577
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Senior Notes	8.625%	1/15/32	350,000	359,709 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	790,000	831,180 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	840,000	842,182 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	220,000	$218,463 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	870,000	919,447 (a)
Total Hotels, Restaurants & Leisure				12,496,220
Household Durables — 0.4%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	570,000	562,985 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	310,000	323,864 (a)
Total Household Durables				886,849
Specialty Retail — 3.3%
Academy Ltd., Senior Secured Notes	5.875%	5/15/31	480,000	483,220 (a)
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	540,000	546,105 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	207,162 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	1,540,000	1,447,073 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	2,430,000	2,299,654 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	560,000	561,373 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	4/1/32	550,000	565,601
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,110,000	1,099,663 (a)
Total Specialty Retail				7,209,851

Total Consumer Discretionary				30,156,837
Consumer Staples — 0.5%
Food Products — 0.5%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	480,000	464,686 (a)
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	520,000	532,175 (a)

Total Consumer Staples				996,861
Energy — 10.8%
Energy Equipment & Services — 0.9%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	760,000	797,230 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	550,000	572,144 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	600,000	607,956 (a)
Total Energy Equipment & Services				1,977,330
Oil, Gas & Consumable Fuels — 9.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	570,000	564,388 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,080,000	$1,126,501 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	440,000	445,648 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	880,000	903,895 (a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	610,000	589,228 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	20,000	20,535 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	1,480,000	1,553,245 (a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	53,291 (a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	420,000	458,431 (a)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	170,000	172,084 (d)(e)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	1,390,000	1,361,926 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	440,000	455,037 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	580,000	587,086 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.414%	9/30/29	1,229,730	1,253,947 (a)(d)(f)(g)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	710,000	721,069 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	350,000	350,497 (a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	272,000	287,196 (a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	970,000	1,011,834 (a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	152,711
Range Resources Corp., Senior Notes	4.750%	2/15/30	230,000	225,191 (a)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	170,000	177,130 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	230,000	239,989 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	1,057,000	1,104,815 (a)(d)(e)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	7.375%	2/15/29	270,000	279,620 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	460,000	464,523 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	610,000	572,816 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	170,000	$151,668 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,990,000	1,966,294 (a)(d)(e)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,210,000	1,294,368 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	100,000	110,412 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	70,000	73,090 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	90,000	101,083 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,820,000	1,931,349 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	1,110,000	1,117,460 (a)
Total Oil, Gas & Consumable Fuels				21,878,357

Total Energy				23,855,687
Financials — 10.5%
Banks — 3.2%
Banco Santander SA, Junior Subordinated Notes (7.250% to 6/3/36 then 5 year Treasury Constant Maturity Rate + 2.837%)	7.250%	12/3/35	400,000	402,987 (d)(e)(h)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	800,000	941,029 (d)(e)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	440,000	465,613 (d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	700,000	734,406 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	240,000	257,419 (a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	410,000	416,543 (d)(e)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	210,000	214,356 (d)(e)
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
HSBC Holdings PLC, Junior Subordinated Notes (6.750% to 5/18/33 then 5 year Treasury Constant Maturity Rate + 2.513%)	6.750%	11/18/32	440,000	$442,142 (d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 7/1/31 then 5 year Treasury Constant Maturity Rate + 2.080%)	6.100%	7/1/31	360,000	363,052 (d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	320,000	328,208 (d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	291,769 (d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	970,000	1,035,329 (d)(e)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	470,000	489,905 (d)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	720,000	747,852 (d)
Total Banks				7,130,610
Capital Markets — 1.5%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	450,000	420,820 (d)(e)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	700,000	618,130 (a)
Credit Suisse AG AT1 Claim	—	—	4,040,000	0 *(f)(g)(i)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	380,000	392,386 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	480,000	505,557 (a)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	420,000	428,685 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	220,000	223,938 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	220,000	232,923 (a)(d)(e)
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	520,000	$562,900 (a)(d)(e)
Total Capital Markets				3,385,339
Consumer Finance — 1.0%
FirstCash Inc., Senior Notes	5.625%	1/1/30	70,000	69,935 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	470,000	483,847 (a)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.423%	1/15/56	1,170,000	1,160,201 (a)(d)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	377,661 (a)
Total Consumer Finance				2,091,644
Financial Services — 2.9%
Block Inc., Senior Notes	6.000%	8/15/33	530,000	530,573 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	330,000	317,173 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	240,000	236,316 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,040,000	1,078,726 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	320,000	320,982 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	30,000	30,873 (a)
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	680,000	727,496 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	550,000	558,705 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,450,000	1,302,709 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	360,000	376,775 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	110,000	109,591 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	890,000	812,658 (a)
Total Financial Services				6,402,577
Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	210,000	202,983 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	550,000	$552,508 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	1,040,000	1,085,217 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	340,000	337,953 (a)
Total Insurance				2,178,661
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	200,000	199,937 (a)
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	310,000	307,073 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	530,000	498,006 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	150,000	155,744 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	910,000	918,367 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				2,079,127

Total Financials				23,267,958
Health Care — 6.8%
Health Care Providers & Services — 4.5%
Akumin Inc., Senior Secured Notes	9.750%	8/31/31	300,000	286,500 (a)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,110,000	1,099,085 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	240,000	218,452 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	810,000	764,010 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	765,000	825,237 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	610,000	640,604 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	680,000	715,048
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,390,000	1,471,272 (a)
LifePoint Health Inc., Senior Secured Notes	7.000%	5/1/34	430,000	420,315 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,100,000	1,145,713 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	510,000	514,263 (a)
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	1,430,000	1,444,991 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	343,000	310,415 (a)
Total Health Care Providers & Services				9,855,905
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Technology — 0.1%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	320,000	$308,747 (a)
Pharmaceuticals — 2.2%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	1,150,000	1,178,477 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,370,000	981,262 (a)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	390,000	411,484
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	650,000	733,565
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	1,490,000	1,525,036
Total Pharmaceuticals				4,829,824

Total Health Care				14,994,476
Industrials — 10.9%
Aerospace & Defense — 1.0%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	560,000	575,565 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	220,000	224,791 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	110,000	112,806 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	60,000	63,119 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	310,000	323,251 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	140,000	145,992 (a)
TransDigm Inc., Senior Notes	6.125%	7/31/34	760,000	757,808 (a)
Total Aerospace & Defense				2,203,332
Air Freight & Logistics — 0.2%
GB AIT Buyer Inc., Senior Notes	8.750%	4/30/34	360,000	360,744 (a)
Building Products — 1.5%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	230,000	233,089 (a)
Advanced Drainage Systems Inc., Senior Notes	5.375%	3/1/34	330,000	322,315 (a)
Masterbrand Inc., Senior Notes	7.000%	7/15/32	1,190,000	1,188,782 (a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	390,000	364,633 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,100,000	1,120,822 (a)
Total Building Products				3,229,641
Commercial Services & Supplies — 2.8%
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	330,000	335,637 (a)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,020,000	1,063,832
GEO Group Inc., Senior Notes	10.250%	4/15/31	820,000	889,203
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	310,000	$303,160 (a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	560,468 (a)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	470,000	491,441 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	580,000	594,037 (a)
Reworld Holding Corp., Senior Notes	4.875%	12/1/29	340,000	322,881 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	1,050,000	1,085,804 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	510,000	529,186 (a)
Total Commercial Services & Supplies				6,175,649
Construction & Engineering — 1.4%
AECOM, Senior Notes	6.000%	8/1/33	550,000	551,232 (a)
Arcosa Inc., Senior Notes	6.875%	8/15/32	350,000	362,928 (a)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	1,070,000	1,100,222 (a)
Granite Construction Inc., Senior Notes	6.375%	6/15/34	400,000	409,204 (a)(h)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	710,000	775,123 (a)
Total Construction & Engineering				3,198,709
Electrical Equipment — 0.5%
Gates Corp., Senior Notes	6.875%	7/1/29	320,000	329,850 (a)
WESCO Distribution Inc., Senior Notes	5.500%	4/15/34	700,000	696,660 (a)
Total Electrical Equipment				1,026,510
Ground Transportation — 0.8%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,180,000	1,151,699 (a)
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	381,902
XPO Inc., Senior Notes	7.125%	2/1/32	300,000	311,046 (a)
Total Ground Transportation				1,844,647
Machinery — 1.0%
ATS Corp., Senior Notes	4.125%	12/15/28	600,000	584,230 (a)
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	250,000	253,519 (a)
Esab Corp., Senior Notes	6.250%	4/15/29	220,000	224,248 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	560,000	587,855 (a)
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	500,000	489,782 (a)
Total Machinery				2,139,634
Marine Transportation — 0.1%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	330,000	338,560 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 0.6%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	620,000	$629,271 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	480,000	479,784 (a)
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	310,000	306,982
Total Passenger Airlines				1,416,037
Trading Companies & Distributors — 1.0%
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	760,000	793,574 (a)
Herc Holdings Inc., Senior Notes	6.000%	3/15/34	330,000	328,165 (a)
United Rentals North America Inc., Senior Notes	5.375%	11/15/33	450,000	444,836 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	650,000	667,897 (a)
Total Trading Companies & Distributors				2,234,472

Total Industrials				24,167,935
Information Technology — 4.2%
Communications Equipment — 0.1%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	300,000	317,150 (a)
Electronic Equipment, Instruments & Components — 0.5%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	480,000	505,031 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	550,000	572,380 (a)
Total Electronic Equipment, Instruments & Components				1,077,411
IT Services — 1.1%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	510,000	550,812 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	1,090,000	1,115,284 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	110,000	112,306 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	70,000	71,062 (a)
CoreWeave Inc., Senior Notes	9.750%	10/1/31	350,000	361,210 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	330,000	330,048 (a)
Total IT Services				2,540,722
Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology Inc., Senior Notes	5.875%	10/1/33	530,000	533,094 (a)
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	560,000	571,745 (a)
Total Semiconductors & Semiconductor Equipment				1,104,839
Software — 1.5%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	580,000	573,609 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	960,000	$943,271 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	400,000	364,431 (a)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	510,000	506,353 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	320,000	318,991 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	694,200	590,019 (a)
Total Software				3,296,674
Technology Hardware, Storage & Peripherals — 0.5%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	360,000	366,718 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	340,000	356,549 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	290,000	295,746 (a)
Total Technology Hardware, Storage & Peripherals				1,019,013

Total Information Technology				9,355,809
Materials — 4.2%
Chemicals — 0.9%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	1,160,000	1,122,329 (a)
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	130,000	134,849
Celanese US Holdings LLC, Senior Notes	6.750%	4/15/33	560,000	578,283
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	190,000	169,100 (a)
Total Chemicals				2,004,561
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	170,000	170,540 (a)
Metals & Mining — 3.2%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	370,000	377,563 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,220,000	2,329,251 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	1,540,000	1,582,621 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	490,000	484,847 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,500,000	1,458,665
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	580,000	584,401 (a)
WS Escrow LLC, Senior Secured Notes	7.750%	6/1/33	330,000	336,852 (a)(h)
Total Metals & Mining				7,154,200

Total Materials				9,329,301
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 4.1%
Diversified REITs — 1.5%
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	240,000	$231,431 (a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	260,000	254,025
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	117,818
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	1,480,000	1,211,224
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	1,310,000	1,374,571 (a)
Total Diversified REITs				3,189,069
Health Care REITs — 0.6%
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	400,000	391,267
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	430,000	392,141
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	470,000	483,228 (a)
Total Health Care REITs				1,266,636
Real Estate Management & Development — 0.5%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	210,000	221,657 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	620,000	636,203 (a)
Kennedy-Wilson Inc., Senior Notes	7.000%	6/1/31	310,000	317,506 (a)
Total Real Estate Management & Development				1,175,366
Specialized REITs — 1.5%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	1,030,000	1,035,853 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	880,000	892,992 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	260,000	261,445 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	1,140,000	1,126,373 (a)
Total Specialized REITs				3,316,663

Total Real Estate				8,947,734
Utilities — 2.0%
Electric Utilities — 1.9%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	330,000	337,907 (a)
NRG Energy Inc., Senior Notes	5.750%	1/15/34	360,000	356,264 (a)
NRG Energy Inc., Senior Notes	5.875%	5/15/34	10,000	9,942 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,760,000	1,749,391 (a)
NRG Energy Inc., Senior Notes	6.125%	5/15/36	570,000	569,074 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	270,000	$269,173 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	740,000	744,746 (a)
Total Electric Utilities				4,036,497
Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	290,000	278,217 (a)

Total Utilities				4,314,714
Total Corporate Bonds & Notes (Cost — $176,159,957)				177,722,049
Asset-Backed Securities — 7.8%
720 East CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.900%)	9.575%	1/20/38	250,000	252,453 (a)(d)
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.425%	4/20/37	540,000	534,621 (a)(d)
Abry Liquid Credit CLO Ltd., 2025-2A D (3 mo. Term SOFR + 3.150%)	6.835%	1/15/39	390,000	393,177 (a)(d)
AGL CLO Ltd., 2025-44A E (3 mo. Term SOFR + 4.750%)	8.414%	10/22/37	450,000	447,481 (a)(d)
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.075%	1/20/35	410,000	397,646 (a)(d)
AMMC CLO Ltd., 2024-30A D1R (3 mo. Term SOFR + 2.650%)	6.243%	4/15/39	310,000	307,959 (a)(d)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.425%	10/20/34	190,000	185,453 (a)(d)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	8.775%	1/20/38	460,000	459,406 (a)(d)
Arini US CLO Ltd., 3A E (3 mo. Term SOFR + 5.250%)	9.011%	1/15/39	300,000	300,192 (a)(d)
Balboa Bay Loan Funding Ltd., 2023-2A ER (3 mo. Term SOFR + 5.000%)	8.675%	10/20/36	280,000	279,170 (a)(d)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.564%	11/22/34	450,000	449,946 (a)(d)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	6.575%	10/20/37	280,000	277,996 (a)(d)
BlueMountain CLO Ltd., 2020-30A DR (3 mo. Term SOFR + 3.300%)	6.973%	4/15/35	400,000	396,752 (a)(d)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.925%	1/18/35	460,000	455,395 (a)(d)
Capital Four US CLO Ltd., 2025-4A D1 (3 mo. Term SOFR + 3.250%)	6.925%	10/18/38	390,000	393,200 (a)(d)
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	6.675%	10/20/37	370,000	$370,232 (a)(d)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.217%	1/25/35	280,000	275,510 (a)(d)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.167%	7/25/36	280,000	281,279 (a)(d)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.673%	10/15/37	400,000	400,964 (a)(d)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.180%	4/16/34	450,000	442,604 (a)(d)
Galaxy CLO Ltd., 2018-25A D1RR (3 mo. Term SOFR + 2.700%)	6.367%	4/25/36	300,000	296,617 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2020-8A DRR (3 mo. Term SOFR + 2.900%)	6.575%	10/20/34	290,000	290,843 (a)(d)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.180%	4/17/34	230,000	227,829 (a)(d)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	6.917%	7/25/34	320,000	317,991 (a)(d)
Jamestown CLO Ltd., 2021-17A DR (3 mo. Term SOFR + 3.500%)	7.167%	1/25/35	510,000	507,483 (a)(d)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.367%	1/25/38	570,000	564,009 (a)(d)
Magnetite Ltd., 2022-32A ER (3 mo. Term SOFR + 4.600%)	8.273%	10/15/37	490,000	484,630 (a)(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.055%	7/15/31	250,000	251,866 (a)(d)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.080%	10/17/38	310,000	300,163 (a)(d)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.825%	7/20/36	320,000	319,699 (a)(d)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	6.923%	10/15/37	570,000	572,438 (a)(d)
Obra CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 3.400%)	7.075%	1/20/38	800,000	808,310 (a)(d)
Ocean Trails CLO Ltd., 2024-16A D1 (3 mo. Term SOFR + 3.300%)	6.975%	1/20/38	700,000	707,292 (a)(d)
OFSI BSL Ltd., 2022-11A D1RR (3 mo. Term SOFR + 3.710%)	7.385%	3/31/38	370,000	371,851 (a)(d)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.525%	7/19/37	330,000	331,225 (a)(d)
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.625%	7/20/37	460,000	$457,997 (a)(d)
Palmer Square Loan Funding Ltd., 2024-3A CR (3 mo. Term SOFR + 1.850%)	5.500%	8/8/32	310,000	300,036 (a)(d)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.675%	4/20/38	540,000	537,977 (a)(d)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.573%	7/15/40	470,000	472,047 (a)(d)
Symphony CLO Ltd., 2020-22A DR (3 mo. Term SOFR + 3.300%)	6.975%	4/18/33	250,000	250,948 (a)(d)
Symphony CLO Ltd., 2021-25A D (3 mo. Term SOFR + 3.862%)	7.537%	4/19/34	250,000	244,212 (a)(d)
Trestles CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.675%	6/11/35	330,000	330,000 (a)(d)
Voya CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.012%)	6.685%	7/15/31	430,000	432,143 (a)(d)
Wellesley Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.267%	1/24/39	230,000	228,786 (a)(d)
Whitebox CLO Ltd., 2025-5A D1 (3 mo. Term SOFR + 2.850%)	6.525%	7/20/38	320,000	321,686 (a)(d)

Total Asset-Backed Securities (Cost — $17,214,567)				17,229,514
Senior Loans — 7.2%
Communication Services — 0.7%
Entertainment — 0.6%
Discovery Global Holdings Inc., Term Loan B	—	6/30/33	730,000	732,168 (j)
OAK-Eagle Acquireco Inc., Term Loan B	—	3/24/33	700,000	703,091 (j)
Total Entertainment				1,435,259
Media — 0.1%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000%	1/2/28	874,520	186,775 (b)(k)(l)

Total Communication Services				1,622,034
Consumer Discretionary — 2.0%
Automobile Components — 0.5%
ABC Technologies Inc., Term Loan B	11.870- 11.950%	1/2/40	820,335	724,058 (d)(f)(g)(k)(l)
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.120%	5/6/30	401,607	402,932 (d)(k)(l)
First Brands Group LLC, 2021 First Lien Term Loan (1 mo. Term SOFR + 7.114%)	10.764%	3/30/27	103,979	173 (b)(d)(k)(l)
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.645%	6/29/26	133,030	$458 (b)(d)(k)(l)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.645%	6/29/26	46,043	10,897 (b)(d)(k)(l)
Total Automobile Components				1,138,518
Diversified Consumer Services — 0.2%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.506%	6/24/30	580,000	404,115 (d)(j)(k)(l)
Hotels, Restaurants & Leisure — 0.9%
Catawba Nation Gaming Authority, Initial Term Loan B	—	3/29/32	380,000	382,257 (j)
Light & Wonder International Inc., Term Loan B3 (1 mo. Term SOFR + 2.000%)	5.579%	4/16/29	242,564	243,474 (d)(k)(l)
Peninsula Pacific Entertainment LLC, Closing Date Term Loan Facility B (3 mo. Term SOFR + 4.750%)	8.450%	10/1/32	509,000	511,120 (d)(k)(l)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	5.620%	3/14/31	852,600	856,411 (d)(k)(l)
Total Hotels, Restaurants & Leisure				1,993,262
Specialty Retail — 0.4%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.870%	6/11/31	327,025	326,740 (d)(k)(l)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	2/3/31	540,000	527,483 (d)(k)(l)
Total Specialty Retail				854,223

Total Consumer Discretionary				4,390,118
Financials — 0.7%
Capital Markets — 0.1%
Edelman Financial Engines Center LLC, Term Loan B (1 mo. Term SOFR + 4.000%)	7.620%	12/1/31	180,000	180,563 (d)(k)(l)
Financial Services — 0.4%
Citadel Securities LP, 2024 Term Loan Facility (3 mo. Term SOFR + 2.000%)	5.700%	10/31/31	241,985	242,505 (d)(k)(l)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.666%	12/15/31	638,316	635,542 (d)(k)(l)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.620%	7/31/31	149,250	147,385 (d)(k)(l)
Total Financial Services				1,025,432
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.2%
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	2/23/33	430,000	$420,280 (d)(k)(l)

Total Financials				1,626,275
Health Care — 0.7%
Health Care Providers & Services — 0.5%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 4.710%)	8.340%	11/30/28	628,429	301,646 (b)(d)(k)(l)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.423%	5/16/31	221,144	219,646 (d)(k)(l)
TEAM Services Holding Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	8.950%	3/31/33	550,000	538,901 (d)(k)(l)
Total Health Care Providers & Services				1,060,193
Health Care Technology — 0.2%
AthenaHealth Group Inc., Fourth Amendment Term Loan (3 mo. Term SOFR + 3.250%)	6.858%	2/17/32	349,118	347,645 (d)(k)(l)

Total Health Care				1,407,838
Industrials — 0.9%
Building Products — 0.2%
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	5.870%	2/10/32	524,700	525,497 (d)(k)(l)
Electrical Equipment — 0.2%
Osmose Utilities Services Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.364%)	6.985%	6/23/28	388,982	388,739 (d)(j)(k)(l)
Passenger Airlines — 0.2%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	680,368	238,129 *(m)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	259,210	5,184 *(m)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.625%	7/14/26	111,751	106,164 (b)(d)(k)(l)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.625%	7/14/26	27,715	26,329 (b)(d)(k)(l)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.625%	7/14/26	54,738	52,001 (b)(d)(k)(l)
Total Passenger Airlines				427,807
Professional Services — 0.3%
Dayforce Bidco LLC, Initial Term Loan (3 mo. Term SOFR + 3.000%)	6.663%	2/4/33	740,000	706,278 (d)(k)(l)

Total Industrials				2,048,321
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 1.9%
Semiconductors & Semiconductor Equipment — 1.4%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	1,165,263	$1,244,647 (k)(l)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	1,220,575	1,261,769 (k)(l)
VCI Asset Holdings 3 LLC, Term Loan	6.875%	4/24/30	500,000	506,883 (d)(f)(g)(k)(l)
Total Semiconductors & Semiconductor Equipment				3,013,299
Software — 0.5%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.470%	10/8/28	289,245	247,521 (d)(k)(l)
Coreweave Compute Acquisition Co. IV LLC, Additional Delayed Draw Term Loan (1 mo. Term SOFR + 4.500%)	8.100%	11/6/31	220,000	224,902 (d)(k)(l)(n)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.620%	2/19/29	790,000	622,129 (d)(k)(l)
Total Software				1,094,552
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	11.500%	6/14/30	35,244	35,156 (d)(k)(l)

Total Information Technology				4,143,007
Materials — 0.3%
Chemicals — 0.2%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.584%	3/15/29	561,225	545,370 (d)(k)(l)
Metals & Mining — 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (4.314% PIK)	4.314%	6/30/26	567,666	142,836 (b)(d)(f)(g)(k)(l)

Total Materials				688,206
Total Senior Loans (Cost — $18,285,255)				15,925,799
Collateralized Mortgage Obligations(o) — 2.3%
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	6.573%	4/15/34	1,100,000	1,093,411 (a)(d)
CEDR Commercial Mortgage Trust, 2022- SNAI D (1 mo. Term SOFR + 2.376%)	6.003%	2/15/39	800,000	786,173 (a)(d)
DGWD Trust, 2025-INFL E (1 mo. Term SOFR + 4.000%)	7.627%	8/15/35	200,000	199,934 (a)(d)
GS Mortgage Securities Trust, 2014-GC24 B	4.355%	9/10/47	94,362	91,952 (d)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	310,000	313,251 (a)(d)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	300,000	299,677 (a)(d)
NYC Commercial Mortgage Trust, 2025-28L G	9.321%	11/5/38	700,000	695,437 (a)(d)
ROCK Trust, 2024-CNTR E	8.819%	11/13/41	700,000	731,308 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(o) — continued
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	6.978%	1/15/39	950,000	$931,898 (a)(d)

Total Collateralized Mortgage Obligations (Cost — $5,136,376)				5,143,041
Convertible Bonds & Notes — 0.6%
Communication Services — 0.2%
Media — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	96,111	377,476 (b)

Industrials — 0.2%
Aerospace & Defense — 0.2%
AeroVironment Inc., Senior Notes	0.000%	7/15/30	344,000	359,308
Voyager Technologies Inc., Senior Notes	0.750%	11/15/30	70,000	125,755 (a)

Total Industrials				485,063
Information Technology — 0.2%
Software — 0.2%
IREN Ltd., Senior Notes	1.000%	12/1/33	310,000	339,605 (a)

Total Convertible Bonds & Notes (Cost — $872,918)				1,202,144
Sovereign Bonds — 0.4%
Argentina — 0.4%
Provincia de Buenos Aires, Senior Notes (Cost — $484,410)	6.625%	9/1/37	1,111,876	897,562 (a)
			Shares/Units
Common Stocks — 0.3%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			23,923	488,498 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			209	3 *(p)
Spirit Aviation Holdings Inc.			35,875	538 *

Total Industrials				541
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
VCI Asset Holdings 2 LLC			236,531	249,540 *(f)(g)

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	0 *(f)(g)(i)

Total Common Stocks (Cost — $740,420)				738,579
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Rights	Value
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	1,596	$24,666 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $310,299)		3/12/30	25,490	382 *(a)(f)(p)
Total Investments before Short-Term Investments (Cost — $219,204,202)				218,883,736
	Rate		Shares
Short-Term Investments — 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $602,392)	3.568%		602,392	602,392 (q)(r)
Total Investments — 99.3% (Cost — $219,806,594)				219,486,128
Other Assets in Excess of Liabilities — 0.7%				1,551,938
Total Net Assets — 100.0%				$221,038,066

See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

 Western Asset High Yield Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Securities traded on a when-issued or delayed delivery basis.
(i)	Value is less than $1.
(j)	All or a portion of this loan has not settled as of May 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	The coupon payment on this security is currently in default as of May 31, 2026.
(n)
All or a portion of this loan is unfunded as of May 31, 2026. The interest rate for fully unfunded term loans is to be determined. At May 31, 2026, the total principal amount and market value of unfunded commitments totaled
$141,865 and $145,026, respectively.

(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Restricted security (Note 9).
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2026, the total market value of investments in Affiliated Companies was $602,392 and the cost was $602,392 (Note 8).

See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset High Yield Fund
Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
GBP	—	British Pound
ICE	—	Intercontinental Exchange
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At May 31, 2026, the Fund had the following open written options contracts:

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
Credit default swaption to sell protection on Markit CDX.NA.HY.46 Index, Put, 500.000bps quarterly payments received by the Fund, maturing on 6/20/31 (Premiums received — $16,995)	Goldman Sachs Group Inc.	8/19/26	105.000 bps	2,200,000	2,200,000	$(13,843)‡

†	Notional amount denominated in U.S. dollar unless otherwise noted.
‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
At May 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	9/26	$8,117,487	$8,148,031	$30,544
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

 Western Asset High Yield Fund
At May 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	2,630,817	USD	3,056,957	BNP Paribas SA	7/16/26	$17,927
USD	63,069	EUR	53,574	BNP Paribas SA	7/16/26	451
GBP	2,940,320	USD	3,893,891	Citibank N.A.	7/16/26	65,480
Net unrealized appreciation on open forward foreign currency contracts						$83,858

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At May 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at May 31, 2026[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Nabors Industries Inc., 9.125%, due 1/31/30	$182,000	6/20/29	1.562%	1.000% quarterly	$(2,906)	$(20,265)	$17,359

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at May 31, 2026[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Transocean Inc., 8.000%, due 2/1/27	$182,000	6/20/29	1.265%	1.000% quarterly	$1,377	$14,200	$(12,823)

See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Western Asset High Yield Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

Statement of Assets and Liabilities
May 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $219,204,202)	$218,883,736
Investments in affiliated securities, at value (Cost — $602,392)	602,392
Foreign currency, at value (Cost — $207,160)	180,815
Cash	1,154,187
Interest receivable	3,733,667
Receivable for securities sold	835,752
Receivable for Fund shares sold	204,429
Receivable from brokers — net variation margin on centrally cleared swap contracts	177,917
Deposits with brokers for open futures contracts	95,799
Unrealized appreciation on forward foreign currency contracts	83,858
Dividends receivable from affiliated investments	3,230
Receivable from brokers — net variation margin on open futures contracts	2,969
Prepaid expenses	48,154
Total Assets	226,006,905
Liabilities:
Payable for securities purchased	3,957,198
Payable for Fund shares repurchased	708,410
Investment management fee payable	96,709
Service and/or distribution fees payable	42,486
Distributions payable	15,959
Written options, at value (premiums received — $16,995)	13,843
Directors’ fees payable	326
Accrued expenses	133,908
Total Liabilities	4,968,839
Total Net Assets	$221,038,066
Net Assets:
Par value (Note 7)	$31,685
Paid-in capital in excess of par value	380,185,942
Total distributable earnings (loss)	(159,179,561)
Total Net Assets	$221,038,066
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Statement of Assets and Liabilities (cont’d)
May 31, 2026
Net Assets:
Class A	$194,417,574
Class C	$1,474,875
Class R	$164,631
Class I	$18,424,346
Class IS	$6,556,640
Shares Outstanding:
Class A	27,856,499
Class C	213,279
Class R	23,757
Class I	2,659,288
Class IS	932,401
Net Asset Value:
Class A (and redemption price)	$6.98
Class C*	$6.92
Class R (and redemption price)	$6.93
Class I (and redemption price)	$6.93
Class IS (and redemption price)	$7.03
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$7.25

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

Statement of Operations
For the Year Ended May 31, 2026

Investment Income:
Interest	$18,237,910
Dividends from affiliated investments	60,083
Dividends from unaffiliated investments	30,961
Less: Foreign taxes withheld	(6,881)
Total Investment Income	18,322,073
Expenses:
Investment management fee (Note 2)	1,249,393
Service and/or distribution fees (Notes 2 and 5)	504,906
Transfer agent fees (Notes 2 and 5)	151,578
Registration fees	97,159
Fund accounting fees	73,574
Audit and tax fees	64,998
Legal fees	16,999
Shareholder reports	13,698
Directors’ fees	8,363
Custody fees	4,128
Commitment fees (Note 10)	2,020
Insurance	1,539
Miscellaneous expenses	13,244
Total Expenses	2,201,599
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(79,248)
Net Expenses	2,122,351
Net Investment Income	16,199,722
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(2,504,758)
Futures contracts	(91,110)
Swap contracts	181,312
Forward foreign currency contracts	203,863
Foreign currency transactions	6,430
Net Realized Loss	(2,204,263)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	4,680,599
Futures contracts	2,544
Written options	3,152
Swap contracts	(34,922)
Forward foreign currency contracts	(203,641)
Foreign currencies	10,080
Change in Net Unrealized Appreciation (Depreciation)	4,457,812
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,253,549
Increase in Net Assets From Operations	$18,453,271
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended May 31,	2026	2025
Operations:
Net investment income	$16,199,722	$16,753,747
Net realized gain (loss)	(2,204,263)	1,755,314
Change in net unrealized appreciation (depreciation)	4,457,812	1,659,327
Increase in Net Assets From Operations	18,453,271	20,168,388
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(16,631,330)	(16,627,451)
Decrease in Net Assets From Distributions to Shareholders	(16,631,330)	(16,627,451)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	39,175,087	40,179,480
Reinvestment of distributions	16,438,066	16,084,484
Cost of shares repurchased	(58,356,486)	(63,186,094)
Decrease in Net Assets From Fund Share Transactions	(2,743,333)	(6,922,130)
Decrease in Net Assets	(921,392)	(3,381,193)
Net Assets:
Beginning of year	221,959,458	225,340,651
End of year	$221,038,066	$221,959,458
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class A Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$6.92	$6.81	$6.62	$7.29	$8.21
Income (loss) from operations:
Net investment income	0.50	0.52	0.50	0.48	0.39
Net realized and unrealized gain (loss)	0.07	0.10	0.19	(0.67)	(0.92)
Total income (loss) from operations	0.57	0.62	0.69	(0.19)	(0.53)
Less distributions from:
Net investment income	(0.51)	(0.51)	(0.50)	(0.46)	(0.39)
Return of capital	—	—	—	(0.02)	—
Total distributions	(0.51)	(0.51)	(0.50)	(0.48)	(0.39)
Net asset value, end of year	$6.98	$6.92	$6.81	$6.62	$7.29
Total return[2]	8.49%	9.23%	10.97%	(2.52)%	(6.77)%
Net assets, end of year (000s)	$194,418	$189,255	$179,880	$169,943	$67,464
Ratios to average net assets:
Gross expenses	0.99%	0.99%	0.99%	1.02%	0.97%
Net expenses[3,4]	0.96	0.97	0.97	0.97	0.94
Net investment income	7.11	7.44	7.46	7.14	4.93
Portfolio turnover rate	64%	41%	45%	38%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.01%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class C Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$6.86	$6.75	$6.56	$7.23	$8.13
Income (loss) from operations:
Net investment income	0.44	0.46	0.45	0.42	0.33
Net realized and unrealized gain (loss)	0.08	0.11	0.19	(0.67)	(0.91)
Total income (loss) from operations	0.52	0.57	0.64	(0.25)	(0.58)
Less distributions from:
Net investment income	(0.46)	(0.46)	(0.45)	(0.41)	(0.32)
Return of capital	—	—	—	(0.01)	—
Total distributions	(0.46)	(0.46)	(0.45)	(0.42)	(0.32)
Net asset value, end of year	$6.92	$6.86	$6.75	$6.56	$7.23
Total return[2]	7.55%	8.58%	10.02%	(3.40)%	(7.35)%
Net assets, end of year (000s)	$1,475	$1,365	$1,742	$1,221	$1,430
Ratios to average net assets:
Gross expenses	1.73%	1.75%	1.73%	1.85%	1.76%
Net expenses[3,4]	1.70	1.72	1.71	1.80	1.73
Net investment income	6.37	6.68	6.73	6.20	4.09
Portfolio turnover rate	64%	41%	45%	38%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class R Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$6.87	$6.77	$6.57	$7.24	$8.15
Income (loss) from operations:
Net investment income	0.47	0.49	0.48	0.45	0.36
Net realized and unrealized gain (loss)	0.08	0.10	0.20	(0.67)	(0.91)
Total income (loss) from operations	0.55	0.59	0.68	(0.22)	(0.55)
Less distributions from:
Net investment income	(0.49)	(0.49)	(0.48)	(0.44)	(0.36)
Return of capital	—	—	—	(0.01)	—
Total distributions	(0.49)	(0.49)	(0.48)	(0.45)	(0.36)
Net asset value, end of year	$6.93	$6.87	$6.77	$6.57	$7.24
Total return[2]	8.14%	8.87%	10.63%	(2.92)%	(7.05)%
Net assets, end of year (000s)	$165	$135	$107	$118	$176
Ratios to average net assets:
Gross expenses	1.53%	1.51%	1.37%	1.55%	1.58%
Net expenses[3,4]	1.30	1.30	1.30	1.30	1.30
Net investment income	6.77	7.11	7.12	6.67	4.51
Portfolio turnover rate	64%	41%	45%	38%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class I Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$6.87	$6.76	$6.57	$7.24	$8.14
Income (loss) from operations:
Net investment income	0.51	0.53	0.52	0.49	0.40
Net realized and unrealized gain (loss)	0.07	0.10	0.19	(0.67)	(0.90)
Total income (loss) from operations	0.58	0.63	0.71	(0.18)	(0.50)
Less distributions from:
Net investment income	(0.52)	(0.52)	(0.52)	(0.47)	(0.40)
Return of capital	—	—	—	(0.02)	—
Total distributions	(0.52)	(0.52)	(0.52)	(0.49)	(0.40)
Net asset value, end of year	$6.93	$6.87	$6.76	$6.57	$7.24
Total return[2]	8.73%	9.47%	11.24%	(2.41)%	(6.47)%
Net assets, end of year (000s)	$18,424	$25,049	$30,498	$35,063	$23,201
Ratios to average net assets:
Gross expenses	0.80%	0.80%	0.77%	0.83%	0.81%
Net expenses[3,4]	0.75	0.75	0.75	0.77	0.77
Net investment income	7.29	7.64	7.67	7.29	4.89
Portfolio turnover rate	64%	41%	45%	38%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective November 21, 2022,  the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the
Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset High Yield Fund 2026 Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31:
Class IS Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$6.97	$6.87	$6.67	$7.35	$8.27
Income (loss) from operations:
Net investment income	0.53	0.54	0.53	0.50	0.42
Net realized and unrealized gain (loss)	0.07	0.10	0.20	(0.68)	(0.92)
Total income (loss) from operations	0.60	0.64	0.73	(0.18)	(0.50)
Less distributions from:
Net investment income	(0.54)	(0.54)	(0.53)	(0.48)	(0.42)
Return of capital	—	—	—	(0.02)	—
Total distributions	(0.54)	(0.54)	(0.53)	(0.50)	(0.42)
Net asset value, end of year	$7.03	$6.97	$6.87	$6.67	$7.35
Total return[2]	8.66%	9.71%	11.29%	(2.29)%	(6.40)%
Net assets, end of year (000s)	$6,557	$6,156	$13,113	$32,498	$99,232
Ratios to average net assets:
Gross expenses	0.77%	0.73%	0.68%	0.73%	0.68%
Net expenses[3,4]	0.65	0.65	0.65	0.65	0.65
Net investment income	7.41	7.75	7.73	7.20	5.22
Portfolio turnover rate	64%	41%	45%	38%	79%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset High Yield Fund 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).

Western Asset High Yield Fund 2026 Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset High Yield Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$22,601,740	$1,253,947	$23,855,687
Financials	—	23,267,958	0 *	23,267,958
Other Corporate Bonds & Notes	—	130,598,404	—	130,598,404
Asset-Backed Securities	—	17,229,514	—	17,229,514
Senior Loans:
Consumer Discretionary	—	3,666,060	724,058	4,390,118
Industrials	—	1,805,008	243,313	2,048,321
Information Technology	—	3,636,124	506,883	4,143,007
Materials	—	545,370	142,836	688,206
Other Senior Loans	—	4,656,147	—	4,656,147
Collateralized Mortgage Obligations	—	5,143,041	—	5,143,041
Convertible Bonds & Notes	—	1,202,144	—	1,202,144
Sovereign Bonds	—	897,562	—	897,562
Common Stocks:
Communication Services	—	488,498	—	488,498
Industrials	$538	3	—	541
Information Technology	—	—	249,540	249,540
Materials	—	—	0 *	—
Rights	—	24,666	—	24,666
Warrants	—	382	—	382
Total Long-Term Investments	538	215,762,621	3,120,577	218,883,736

Western Asset High Yield Fund 2026 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$602,392	—	—	$602,392
Total Investments	$602,930	$215,762,621	$3,120,577	$219,486,128
Other Financial Instruments:
Futures Contracts††	$30,544	—	—	$30,544
Forward Foreign Currency Contracts††	—	$83,858	—	83,858
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	17,359	—	17,359
Total Other Financial Instruments	$30,544	$101,217	—	$131,761
Total	$633,474	$215,863,838	$3,120,577	$219,617,889
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$13,843	—	$13,843
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	12,823	—	12,823
Total	—	$26,666	—	$26,666

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Investments in Securities	Balance as of May 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$1,107,459	$3,336	—	$39,328	$103,824
Financials	0 *	—	—	—	—
Health Care	0 *	—	$2,225	—	—
Senior Loans:
Consumer Discretionary	—	1,083	—	(70,722)	793,697
Industrials	—	380,793	(111,074)	(409,472)	600,394
Information Technology	—	89	—	11,794	495,000
Materials	534,536	—	—	(424,127)	32,427
Western Asset High Yield Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Investments in Securities	Balance as of May 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Energy	$0 *	—	—	—	—
Information Technology	—	—	—	$13,009	$236,531
Materials	11,289	—	—	(11,289)	—
Total	$1,653,284	$385,301	$(108,849)	$(851,479)	$2,261,873

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2026[1]
Corporate Bonds & Notes:
Energy	—	—	—	$1,253,947	$39,328
Financials	—	—	—	0 *	—
Health Care	$(2,225)	—	—	0 *	—
Senior Loans:
Consumer Discretionary	—	—	—	724,058	(70,722)
Industrials	(217,328)	—	—	243,313	(409,472)
Information Technology	—	—	—	506,883	11,794
Materials	—	—	—	142,836	(424,127)
Common Stocks:
Energy	—	—	—	0 *	—
Information Technology	—	—	—	249,540	13,009
Materials	—	—	—	—	—
Total	$(219,553)	—	—	$3,120,577	$(840,190)

*	Amount represents less than $1.
[1]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation)
resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily

Western Asset High Yield Fund 2026 Annual Report

to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future
Western Asset High Yield Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as

Western Asset High Yield Fund 2026 Annual Report

realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of May 31, 2026, the total notional value of all credit default swaps to sell protection was $182,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended May 31, 2026, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the
Western Asset High Yield Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such

Western Asset High Yield Fund 2026 Annual Report

loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(h) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At May 31, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
(i) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually
Western Asset High Yield Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of

Western Asset High Yield Fund 2026 Annual Report

default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
Western Asset High Yield Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
As of May 31, 2026, the Fund held OTC written options with credit related contingent features which had a liability position of $13,843. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivative counterparties.
(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset High Yield Fund 2026 Annual Report

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(43,948)	$43,948
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.01%, 1.80%, 1.30%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended May 31, 2026, fees waived and/or expenses reimbursed amounted to $79,248, which included an affiliated money market fund waiver of $1,812.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no
Western Asset High Yield Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at May 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires May 31, 2027	$44,511	$394	$249	$14,225	$6,932
Expires May 31, 2028	57,595	434	338	11,572	7,497
Total fee waivers/expense reimbursements subject to recapture	$102,106	$828	$587	$25,797	$14,429
For the year ended May 31, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended May 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $10,970 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00%, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended May 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$7,214
CDSCs	2,049
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

Western Asset High Yield Fund 2026 Annual Report

3. Investments
During the year ended May 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$143,043,448
Sales	147,653,098
At May 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$220,151,782	$7,264,994	$(7,930,648)	$(665,654)
Written options	(16,995)	3,152	—	3,152
Futures contracts	—	30,544	—	30,544
Forward foreign currency contracts	—	83,858	—	83,858
Swap contracts	(6,065)	17,359	(12,823)	4,536
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2026.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$30,544	—	—	$30,544
Forward foreign currency contracts	—	$83,858	—	83,858
Centrally cleared swap contracts[3]	—	—	$17,359	17,359
Total	$30,544	$83,858	$17,359	$131,761

LIABILITY DERIVATIVES[1]
Credit Risk
Written options	$13,843
Centrally cleared swap contracts[3]	12,823
Total	$26,666
Western Asset High Yield Fund 2026 Annual Report

Notes to Financial Statements (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[3]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended May 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(91,110)	—	—	$(91,110)
Swap contracts	—	—	$181,312	181,312
Forward foreign currency contracts	—	$203,863	—	203,863
Total	$(91,110)	$203,863	$181,312	$294,065

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$2,544	—	—	$2,544
Written options	—	—	$3,152	3,152
Swap contracts	—	—	(34,922)	(34,922)
Forward foreign currency contracts	—	$(203,641)	—	(203,641)
Total	$2,544	$(203,641)	$(31,770)	$(232,867)
During the year ended May 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Written options	$1,065
Futures contracts (to buy)	8,269,979
Forward foreign currency contracts (to buy)	6,909,093
Forward foreign currency contracts (to sell)	9,670
Average Notional Balance**
Credit default swap contracts (buy protection)	$988,719
Credit default swap contracts (sell protection)	1,869,308

Western Asset High Yield Fund 2026 Annual Report

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of May 31, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
BNP Paribas SA	$18,378	—	$18,378	—	$18,378
Citibank N.A.	65,480	—	65,480	—	65,480
Goldman Sachs Group Inc.	—	$(13,843)	(13,843)	—	(13,843)
Total	$83,858	$(13,843)	$70,015	—	$70,015

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended May 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$489,401	$116,527
Class C	14,762	784
Class R	743	516
Class I	—	28,137
Class IS	—	5,614
Total	$504,906	$151,578
Western Asset High Yield Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
For the year ended May 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$59,159
Class C	446
Class R	339
Class I	11,757
Class IS	7,547
Total	$79,248
6. Distributions to shareholders by class

	Year Ended May 31, 2026	Year Ended May 31, 2025
Net Investment Income:
Class A	$14,285,843	$13,748,562
Class C	97,039	108,902
Class R	10,369	8,432
Class I	1,752,030	2,098,790
Class IS	486,049	662,765
Total	$16,631,330	$16,627,451
7. Capital shares
At May 31, 2026, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended May 31, 2026		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,272,641	$23,021,136	3,166,563	$22,019,507
Shares issued on reinvestment	2,008,495	14,121,024	1,952,782	13,575,931
Shares repurchased	(4,769,686)	(33,507,572)	(4,171,669)	(28,944,168)
Net increase	511,450	$3,634,588	947,676	$6,651,270
Class C
Shares sold	50,548	$353,372	18,836	$128,628
Shares issued on reinvestment	13,195	91,882	14,875	102,493
Shares repurchased	(49,463)	(343,666)	(92,653)	(637,270)
Net increase (decrease)	14,280	$101,588	(58,942)	$(406,149)
Class R
Shares sold	6,051	$42,370	3,045	$21,012
Shares issued on reinvestment	1,486	10,369	1,222	8,432
Shares repurchased	(3,406)	(23,848)	(431)	(2,988)
Net increase	4,131	$28,891	3,836	$26,456

Western Asset High Yield Fund 2026 Annual Report

	Year Ended May 31, 2026		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,899,041	$13,285,304	1,740,728	$11,996,902
Shares issued on reinvestment	247,636	1,729,004	251,477	1,735,069
Shares repurchased	(3,133,236)	(21,871,923)	(2,855,693)	(19,713,507)
Net decrease	(986,559)	$(6,857,615)	(863,488)	$(5,981,536)
Class IS
Shares sold	349,670	$2,472,905	866,352	$6,013,431
Shares issued on reinvestment	68,581	485,787	94,667	662,559
Shares repurchased	(368,513)	(2,609,477)	(1,987,447)	(13,888,161)
Net increase (decrease)	49,738	$349,215	(1,026,428)	$(7,212,171)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended May 31, 2026. The following transactions were effected in such company for the year ended May 31, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$66,575,123	66,575,123	$65,972,731	65,972,731

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$60,083	—	$602,392
Western Asset High Yield Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 5/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	209	3/25	$2,544	$3	$0.01	0.00%(a)
Spirit Airlines LLC, Warrants	25,490	3/25	310,299	382 (b)	0.01	0.00%(a)
Total			$312,843	$385		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended May 31, 2026.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended May 31, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$16,631,330	$16,627,451

Western Asset High Yield Fund 2026 Annual Report

As of May 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$415,013
Deferred capital losses*	(158,894,296)
Other book/tax temporary differences(a)	(130,361)
Unrealized appreciation (depreciation)(b)	(569,917)
Total distributable earnings (loss) — net	$(159,179,561)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to derivative financial instruments, foreign currency transactions and distribution payable.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to wash sales and inflation related adjustments on foreign securities.
12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset High Yield Fund 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset High Yield Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, agent banks, portfolio company investee and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 23, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset High Yield Fund 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2026:

	Pursuant to:	Amount Reported
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$5,005
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$5,005
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$10,115,760
Section 163(j) Interest Earned	§163(j)	$14,533,295
Western Asset High Yield Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset High Yield Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreement between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
Western Asset High Yield Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
As part of their review, the Directors examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional high yield funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3- and 10-year periods ended December 31, 2025 was above the median and that the Fund’s performance for the 5-year period ended December 31, 2025 was slightly below the median. The Board noted that the Fund’s performance exceeded that of its benchmark index for the 1-year period ended December 31, 2025, approximately matched the performance of its benchmark index for the 3-year period ended December 31, 2025, and trailed that of its benchmark index for the 5- and 10-year periods ended

Western Asset High Yield Fund

December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Directors also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional high yield funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and the Actual Management Fee was at the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was below the median of the peer group and the Actual Management Fee was at the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the
Western Asset High Yield Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset High Yield Fund

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Western Asset
High Yield Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset High Yield Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset High Yield Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset High Yield Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90221-AFSOI 7/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 29, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 29, 2026